Gross and Net Realized Investment Gains (Losses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment gains/losses [Line Items]
OTTI	$ (58,975)	$ (6,445)	$ (15,048)
Net gains on available-for-sale securities	35,042	79,251	108,336
Gross gains on exchanges	31,832	0	44,179
Gross losses on exchanges	(11)	(84)	(11)
OTTI	0	0	(91)
Net (losses) gains on held-to-maturity securities	31,821	(84)	44,077
(Provision) benefit for mortgage loans on real estate	(2,400)	5,000	18,500
Gains for mortgage loans on real estate	0	0	4,929
Investment in affiliates	0	(6,500)	11,810
Gain (loss) on real estate sales	5,929	0	(29)
Net gains on sales of acquired loans	24,027	95	674
Other	(6)	0	0
Net realized investment gains	94,413	77,762	188,297
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	108,094	96,698	160,091
Gross losses on sales	(15,272)	(11,114)	(36,798)
OTTI	(57,598)	(6,445)	(14,957)
Net (losses) gains on equity securities	35,224	79,139	108,336
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales	2	113	0
Gross losses on sales	(184)	(1)	0
Net (losses) gains on equity securities	$ (182)	$ 112	$ 0